Basis of Preparation of the Financial Statements (Schedule of Depreciation of Right-of-Use Asset) (Details)	12 Months Ended
Dec. 31, 2019
Cell and switches sites [Member]
Disclosure of financial assets to which overlay approach is applied [line items]
Estimated useful life	4 years
Office buildings, warehouses, service centers and retail stores [Member]
Disclosure of financial assets to which overlay approach is applied [line items]
Estimated useful life	3 years
Motor vehicles [Member]
Disclosure of financial assets to which overlay approach is applied [line items]
Estimated useful life	2 years